Post-Employment Obligation - Summary of Changes in Net Liabilities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current liabilities	R$ 253	R$ 232
Non-currentliabilities	4,736	3,954
Net liabilities at December 31, 2015	4,186	4,242	R$ 3,253
Expense recognized in Statement of income	405	455	448
Contributions paid	(307)	(282)	(240)
Plan amendment - Past service		(619)
Actuarial losses (gains)	705	390	781
Net liabilities, Ending balance	4,989	4,186	4,242
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Net liabilities at December 31, 2015	2,068	1,679	1,346
Expense recognized in Statement of income	193	175	187
Contributions paid	(178)	(160)	(128)
Actuarial losses (gains)	87	374	274
Net liabilities, Ending balance	2,170	2,068	1,679
Health plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities at December 31, 2015	1,809	1,711	1,323
Expense recognized in Statement of income	183	189	182
Contributions paid	(118)	(113)	(99)
Actuarial losses (gains)	470	22	305
Net liabilities, Ending balance	2,344	1,809	1,711
Dental plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities at December 31, 2015	38	38	30
Expense recognized in Statement of income	4	3	4
Contributions paid	(2)	(2)	(2)
Actuarial losses (gains)	8	(1)	6
Net liabilities, Ending balance	48	38	38
Life insurance [member]
Disclosure of defined benefit plans [line items]
Net liabilities at December 31, 2015	271	814	554
Expense recognized in Statement of income	25	88	75
Contributions paid	(9)	(7)	(11)
Plan amendment - Past service		(619)
Actuarial losses (gains)	140	(5)	196
Net liabilities, Ending balance	R$ 427	R$ 271	R$ 814